Initial Public Offering - Additional Information (Details) - Common Class A [Member]	May 28, 2021 USD ($) $ / shares shares
Price per share sold | $ / shares	$ 10.00
Gross proceeds from initial public offering | $	$ 230,000,000
IPO [Member]
Stock shares issued during the period | shares	23,000,000
Over-Allotment Option [Member]
Stock shares issued during the period | shares	3,000,000